UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2011

Check here if Amendment [   ]; Amendment Number:_____
      This Amendment (Check only one.):  [   ] is a restatement.
                                         [   ] adds new holding
                                               entries.

Institutional Investment Manager Filing this Report:

Name:     Institutional Capital LLC
Address:  225 West Wacker Drive, Suite 2400
          Chicago, Illinois  60606

Form 13F File No:   28-16
                   -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:     Brian E. Franc
Title:    Executive Vice President and Chief Compliance Officer
Phone:    (312) 424-9100
Signature, Place, and Date of Signing:


/s/ Brian E. Franc     Chicago, Illinois   5/11/11
-------------------   ------------------  ---------
     (Signature)          (City/State)      (Date)

Report Type (Check only one.):

[ ] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ X ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number         Name
----------------        ---------------------
028-01190               Frank Russell Company

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:           81

Form 13F Information Table Value Total:  $ 14,602,974
                                        (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      13F File Number         Name
     ---------------         --------------------------------

1.                           Nuveen Investment Advisors, Inc.

                                             FORM 13F INFORMATION TABLE

                                             INSTITUTIONAL CAPITAL LLC
                                                     FORM 13F
                                                    31-Mar-11

                                                                                                               Voting Authority
                                                                                                            ----------------------
                               Title of                Value      Shares/    Sh/ Put/ Investment     Other
Name of Issuer                 class           CUSIP   (x$1000)   Prn Amt    Prn Call Discretion     Mgrs  Sole       Shrd None
-----------------------------  -----------   --------  ---------  ---------  --  ---  -----------    ----  ---------  ---  -------
ACE Ltd.                       SHS           H0023R105    100,041  1,546,223 SH       Sole             0    1,424,828        121,395
ACE Ltd.                       SHS           H0023R105        657     10,159 SH       Shared-Defined   1            0         10,159
Accenture PLC Ireland          SHS CLASS A   G1151C101    241,106  4,386,143 SH       Sole             0    4,106,135        280,008
Accenture PLC Ireland          SHS CLASS A   G1151C101        581     10,575 SH       Shared-Defined   1            0         10,575
Aflac Inc.                     COM           001055102    279,064  5,287,308 SH       Sole             0    4,956,295        331,013
Aflac Inc.                     COM           001055102        593     11,227 SH       Shared-Defined   1            0         11,227
Aon Corp.                      COM           037389103    118,771  2,242,650 SH       Sole             0    2,066,823        175,827
Aon Corp.                      COM           037389103        777     14,671 SH       Shared-Defined   1            0         14,671
Apache Corp.                   COM           037411105     26,973    206,027 SH       Sole             0      188,232         17,795
Apache Corp.                   COM           037411105        175      1,335 SH       Shared-Defined   1            0          1,335
Applied Materials Inc.         COM           038222105    271,361 17,372,691 SH       Sole             0   16,263,547      1,109,144
Applied Materials Inc.         COM           038222105        610     39,053 SH       Shared-Defined   1            0         39,053
Archer-Daniels-Midland Company COM           039483102    252,665  7,016,525 SH       Sole             0    6,566,125        450,400
Archer-Daniels-Midland Company COM           039483102        599     16,648 SH       Shared-Defined   1            0         16,648
BB&T Corp.                     COM           054937107    342,244 12,467,899 SH       Sole             0   11,676,043        791,856
BB&T Corp.                     COM           054937107        776     28,264 SH       Shared-Defined   1            0         28,264
BCE Inc.                       COM NEW       05534B760    214,577  5,904,709 SH       Sole             0    5,462,258        442,451
BCE Inc.                       COM NEW       05534B760        951     26,157 SH       Shared-Defined   1            0         26,157
BlackRock Inc.                 COM           09247X101    301,964  1,502,232 SH       Sole             0    1,407,944         94,288
BlackRock Inc.                 COM           09247X101        695      3,456 SH       Shared-Defined   1            0          3,456
Charles Schwab Corp.           COM           808513105    175,612  9,739,990 SH       Sole             0    9,123,990        616,000
Charles Schwab Corp.           COM           808513105        357     19,799 SH       Shared-Defined   1            0         19,799
Chevron Corp.                  COM           166764100    184,076  1,713,449 SH       Sole             0    1,575,933        137,516
Chevron Corp.                  COM           166764100        936      8,711 SH       Shared-Defined   1            0          8,711
Coca Cola Co.                  COM           191216100    665,343 10,027,776 SH       Sole             0    9,445,988        581,788
Coca Cola Co.                  COM           191216100      1,279     19,272 SH       Shared-Defined   1            0         19,272
ConocoPhillips                 COM           20825C104    431,258  5,400,179 SH       Sole             0    5,064,762        335,417
ConocoPhillips                 COM           20825C104        893     11,181 SH       Shared-Defined   1            0         11,181
Covidien PLC                   COM           G2554F113    428,410  8,248,160 SH       Sole             0    7,737,487        510,673
Covidien PLC                   COM           G2554F113        921     17,741 SH       Shared-Defined   1            0         17,741
CVS Caremark Corp.             COM           126650100     29,907    871,404 SH       Sole             0      804,204         67,200
CVS Caremark Corp.             COM           126650100        264      7,702 SH       Shared-Defined   1            0          7,702
Goldman Sachs Group Inc.       COM           38141G104    453,679  2,862,868 SH       Sole             0    2,681,736        181,132
Goldman Sachs Group Inc.       COM           38141G104        942      5,938 SH       Shared-Defined   1            0          5,938
HCA Holdings Inc.              COM           40412C101     76,730  2,265,428 SH       Sole             0    2,058,028        207,400
HCA Holdings Inc.              COM           40412C101        438     12,923 SH       Shared-Defined   1            0         12,923
Honeywell International Inc.   COM           438516106    531,056  8,893,933 SH       Sole             0    8,403,739        490,194
Honeywell International Inc.   COM           438516106      1,187     19,875 SH       Shared-Defined   1            0         19,875
Johnson Controls Inc.          COM           478366107    389,786  9,376,615 SH       Sole             0    8,773,833        602,782
Johnson Controls Inc.          COM           478366107        730     17,566 SH       Shared-Defined   1            0         17,566
JPMorgan Chase & Co.           COM           46625H100    614,718 13,334,439 SH       Sole             0   12,484,140        850,299
JPMorgan Chase & Co.           COM           46625H100      1,357     29,432 SH       Shared-Defined   1            0         29,432
Lowe's Cos Inc.                COM           548661107    554,519 20,980,658 SH       Sole             0   19,670,143      1,310,515
Lowe's Cos Inc.                COM           548661107      1,138     43,068 SH       Shared-Defined   1            0         43,068
Marathon Oil Corp.             COM           565849106    540,324 10,135,513 SH       Sole             0    9,524,438        611,075
Marathon Oil Corp.             COM           565849106      1,027     19,266 SH       Shared-Defined   1            0         19,266
Merck & Co. Inc.               COM           58933Y105    513,355 15,551,522 SH       Sole             0   14,607,400        944,122
Merck & Co. Inc.               COM           58933Y105      1,069     32,390 SH       Shared-Defined   1            0         32,390
MetLife Inc.                   COM           59156R108    482,223 10,780,736 SH       Sole             0   10,092,830        687,906
MetLife Inc.                   COM           59156R108      1,072     23,964 SH       Shared-Defined   1            0         23,964
Microsoft Corp.                COM           594918104    534,974 21,095,106 SH       Sole             0   19,730,277      1,364,829
Microsoft Corp.                COM           594918104      1,097     43,207 SH       Shared-Defined   1            0         43,207
Molson Coors Brewing Co.       CL B          60871R209     72,942  1,555,600 SH       Sole             0    1,421,144        134,456
Molson Coors Brewing Co.       CL B          60871R209        487     10,377 SH       Shared-Defined   1            0         10,377
Monsanto Co.                   COM           61166W101    243,214  3,365,818 SH       Sole             0    3,153,368        212,450
Monsanto Co.                   COM           61166W101        535      7,407 SH       Shared-Defined   0            0          7,407
Occidental Petroleum Corp.     COM           674599105    353,557  3,383,638 SH       Sole             0    3,170,785        212,853
Occidental Petroleum Corp.     COM           674599105        763      7,301 SH       Shared-Defined   1            0          7,301
Owens-Illinois Inc.            COM NEW       690768403     64,937  2,150,955 SH       Sole             0    1,950,011        200,944
Owens-Illinois Inc.            COM NEW       690768403        350     11,602 SH       Shared-Defined   1            0         11,602
Pepsico Inc.                   COM           713448108    720,010 11,178,543 SH       Sole             0   10,470,360        708,183
Pepsico Inc.                   COM           713448108      1,461     22,678 SH       Shared-Defined   1            0         22,678
Petroleo Brasileiro SA         SPONSORED ADR 71654V408     70,033  1,732,200 SH       Sole             0    1,470,550        261,650
Pfizer Inc.                    COM           717081103    842,685 41,491,115 SH       Sole             0   38,923,236      2,567,879
Pfizer Inc.                    COM           717081103      1,687     83,067 SH       Shared-Defined   1            0         83,067
Qualcomm Incorporated          COM           747525103     69,000  1,258,420 SH       Sole             0    1,176,241         82,179
Qualcomm Incorporated          COM           747525103        180      3,287 SH       Shared-Defined   1            0          3,287
Sanofi-Aventis                 SPONSORED ADR 80105N105    712,551 20,231,407 SH       Sole             0   18,993,199      1,238,208
Sanofi-Aventis                 SPONSORED ADR 80105N105      1,554     44,133 SH       Shared-Defined   1            0         44,133
Texas Instruments Inc.         COM           882508104    308,159  8,916,651 SH       Sole             0    8,358,899        557,752
Texas Instruments Inc.         COM           882508104        664     19,225 SH       Shared-Defined   1            0         19,225
Time Warner Inc.               COM NEW       887317303    622,655 17,441,314 SH       Sole             0   16,362,283      1,079,031
Time Warner Inc.               COM NEW       887317303      1,223     34,254 SH       Shared-Defined   1            0         34,254
Viacom Inc.                    CL B          92553P201    545,913 11,735,008 SH       Sole             0   10,988,882        746,126
Viacom Inc.                    CL B          92553P201      1,263     27,146 SH       Shared-Defined   1            0         27,146
Vodafone Group PLC             SPON ADR NEW  92857W209    704,180 24,493,217 SH       Sole             0   22,469,735      2,023,482
Vodafone Group PLC             SPON ADR NEW  92857W209      1,337     46,503 SH       Shared-Defined   1            0         46,503
WellPoint Inc.                 COM           94973V107     96,663  1,385,059 SH       Sole             0    1,265,041        120,018
WellPoint Inc.                 COM           94973V107        573      8,215 SH       Shared-Defined   1            0          8,215
Wells Fargo & Co.              COM           949746101    387,703 12,230,369 SH       Sole             0   11,457,909        772,460
Wells Fargo & Co.              COM           949746101        839     26,450 SH       Shared-Defined   1            0         26,450
REPORT SUMMARY                 81                      14,602,974